Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Administration Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Administrative Expenses [line items]
Directors' and statutory auditors'fees	$ 163,507	$ 129,523
Professional fees	1,651,977	1,098,685
Advertising and publicity	411,692	437,572
Taxes	1,071,587	1,087,403
Maintenance, security and services	550,507	522,748
Rent	464,861	403,858
Others	1,286,377	1,238,742
Total	$ 5,600,508	$ 4,918,531